Net Pension Assets - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total expected payments	$ 25,619	$ 21,471
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	3,424	2,823
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	10,794	9,195
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 11,401	$ 9,453